S000003463 [Member] Investment Strategy - Sit Developing Markets Growth Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of companies domiciled or operating in a developing market.
Developing markets are those countries that:
›	have emerging stock markets as defined by the International Finance Corporation,
›	have low‑to middle-income economies according to the World Bank, or
›	have similar developing characteristics, for example, countries in the MSCI EM Index and Hong Kong are considered to be developing.
As of September 30, 2025, the Fund held investments in Brazil, China, Hong Kong, India, Indonesia, Netherlands, South Africa, South Korea, Singapore, Taiwan, Thailand, and United States.
In selecting investments for the Fund, Sit Investment Associates, Inc. (the “Adviser”) begins by selecting countries or regions in which to invest. In making its selections, the Adviser considers several factors affecting the economy and equity market of foreign countries and regions, including:
›	economic trends,
›	earnings outlook,
›	liquidity within the market,
›	fiscal and monetary policy,
›	currency exchange rate expectations,
›	investment valuation,
›	market sentiment, and
›	social and political trends.
After the country and regional allocations are determined, the Adviser seeks industries and sectors that appear to have strong earnings growth prospects. Within the selected industries and sectors, the Adviser invests in foreign growth-oriented companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:
›	unique product or service,
›	growing product demand,
›	regional or country dominance and growing market share,
›	management experience and capabilities, and
›	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.
The Fund invests in small, medium and large sized companies. Small companies generally have capitalizations of under $3.0 billion, and large companies generally have a capitalization greater than $5 billion. The Fund may invest in securities representing underlying international securities such as sponsored American Depository Receipts, European Depository Receipts and Global Depository Receipts.
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
In order to hedge against adverse movements in currency exchange rates, the Fund may from time to time enter into forward foreign currency exchange contracts.